Cover	Mar. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2020
Entity File Number	1-10299
Entity Registrant Name	Foot Locker, Inc.
Entity Central Index Key	0000850209
Entity Tax Identification Number	13-3513936
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	330 West 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	720-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false